Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee is solely responsible for granting equity awards. The awards traditionally are granted in early March after the Company's annual earnings have been announced. Equity grants for 2025 were made to Mr. Vijayvargiya, Ms. Chadwick and Mr. Chemnitz on March 1, 2025. Regular equity grant target award values are based on a dollar value for Mr. Vijayvargiya $4,000,000, Ms. Chadwick $1,100,000 and Mr. Chemnitz $515,000.
The Committee has adopted Stock Award Administrative Procedure Guidelines related to the various forms of equity grants designed to formalize the process of establishing the date of grant, grant prices at fair market value, and other administrative practices appropriate for equity grants to executives. There is no relationship between the timing of the granting of awards and our release of material non-public information, and under the Company’s policies and practices, the Committee has identified a fixed date of March 1 upon which annual grants will generally be made. SARs (including those granted to our NEOs) are generally approved as part of annual award opportunities at a regularly scheduled Committee meeting during February of each year, and are granted on the following March 1. All such SARs are generally granted under our shareholder-approved plan and with an exercise price equal to the closing market price of the Company’s common shares on the date of grant. As a general matter, the Committee does not take material nonpublic information into account when determining the timing and terms of such SARs awards. Due to the grant timing described above, grants are made generally during open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ SARs, and in order to make sure that material nonpublic information is not a factor in decisions about the timing or size of SARs grants. To minimize the impact of daily stock price volatility, equity grant calculations are based on our average closing stock price for the last full month ending at least ten business days prior to the grant date. Equity grant levels shown above were based on our average closing stock price in January 2025 of $99.61, which differs from the grant date fair values for such awards. In 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and the Company did not grant SARs to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Under the terms of the LTI awards, our NEOs are required to forfeit outstanding awards and pay back any amounts realized from equity grants if they engage in activity deemed to be detrimental to the Company, as defined in the applicable equity award agreements. Any gains on equity grants are also subject to our clawback policies.

Award Timing Method
The Committee has adopted Stock Award Administrative Procedure Guidelines related to the various forms of equity grants designed to formalize the process of establishing the date of grant, grant prices at fair market value, and other administrative practices appropriate for equity grants to executives. There is no relationship between the timing of the granting of awards and our release of material non-public information, and under the Company’s policies and practices, the Committee has identified a fixed date of March 1 upon which annual grants will generally be made. SARs (including those granted to our NEOs) are generally approved as part of annual award opportunities at a regularly scheduled Committee meeting during February of each year, and are granted on the following March 1. All such SARs are generally granted under our shareholder-approved plan and with an exercise price equal to the closing market price of the Company’s common shares on the date of grant. As a general matter, the Committee does not take material nonpublic information into account when determining the timing and terms of such SARs awards. Due to the grant timing described above, grants are made generally during open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ SARs, and in order to make sure that material nonpublic information is not a factor in decisions about the timing or size of SARs grants. To minimize the impact of daily stock price volatility, equity grant calculations are based on our average closing stock price for the last full month ending at least ten business days prior to the grant date. Equity grant levels shown above were based on our average closing stock price in January 2025 of $99.61, which differs from the grant date fair values for such awards. In 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation, and the Company did not grant SARs to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee has adopted Stock Award Administrative Procedure Guidelines related to the various forms of equity grants designed to formalize the process of establishing the date of grant, grant prices at fair market value, and other administrative practices appropriate for equity grants to executives. There is no relationship between the timing of the granting of awards and our release of material non-public information, and under the Company’s policies and practices, the Committee has identified a fixed date of March 1 upon which annual grants will generally be made. SARs (including those granted to our NEOs) are generally approved as part of annual award opportunities at a regularly scheduled Committee meeting during February of each year, and are granted on the following March 1. All such SARs are generally granted under our shareholder-approved plan and with an exercise price equal to the closing market price of the Company’s common shares on the date of grant. As a general matter, the Committee does not take material nonpublic information into account when determining the timing and terms of such SARs awards. Due to the grant timing described above, grants are made generally during open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ SARs, and in order to make sure that material nonpublic information is not a factor in decisions about the timing or size of SARs grants. To minimize the impact of daily stock price volatility, equity grant calculations are based on our average closing stock price for the last full month ending at least ten business days prior to the grant date.
MNPI Disclosure Timed for Compensation Value	false